Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Etoiles Capital Group Co., Ltd (the “Company”) was incorporated in the Cayman Islands on September 13, 2024, as an exempted company with limited liability and serves as an investment holding company. The Company conducts its business operations through its indirectly wholly-owned subsidiaries (herein collectively referred to as the “Group”), which include:

1.	Etoiles Consultancy Limited (formerly known as Shum Yin Consultancy Limited) (“Etoiles Consultancy”), incorporated and domiciled in the Hong Kong Special Administrative Region (“HK SAR”), specializing in providing integrated investor relations services.

2.	Etoiles Financial Group Limited (“Etoiles Financial”), incorporated and domiciled in HK SAR, which remains inactive as of the date of these consolidated financial statements.

3.	Etoiles Original Limited (“Etoiles Original”), incorporated and domiciled in British Virgin Islands, which remains inactive as of the date of these consolidated financial statements.

4.	Etoiles Vision Technology (Shenzhen) Limited (“Etoiles Vision”), incorporated and domiciled in People’s Republic of China, specializing in providing integrated investor relations services.

The Group is headquartered in Hong Kong, where its primary operations focus on delivering integrated investor relations services.

As of December 31, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Jurisdiction of formation	Date of incorporation	Direct/indirect economic ownership %	Principal activity
Zynergy Holding Co., Limited (“Zynergy BVI”)	A BVI company	Incorporated on December 27, 2023	100%	Holding company
Etoiles Consultancy	A Hong Kong company	Incorporated on October 9, 2013	100%	Integrated investor relations service
Etoiles Financial	A Hong Kong company	Incorporated on November 16, 2023	100%	Inactive
Etoiles Original Limited	A BVI company	Incorporated on October 8, 2025	100%	Inactive
Etoiles Vision Technology (Shenzhen) Limited	A People’s Republic of China company	Incorporated on December 19, 2025	100%	Integrated investor relations service

Group reorganization

Pursuant to a reorganization of the Group to rationalize the structure of the Group in preparation for the listing of Class A Ordinary Shares, the Company became the holding company of the Group on November 3, 2024. Prior to the reorganization, all the issued share capital of Etoiles Consultancy and Etoiles Financial was held by Zynergy BVI, which was held by Etoiles Zeneo Investment Limited. As part of this reorganization, on November 3, 2024, the Company acquired all the issued share capital of Zynergy BVI from Etoiles Zeneo Investment Limited at cash considerations of $1.

As the Company and its subsidiaries were under the common control of the shareholders, and their equity interests were ultimately held by the same parties immediately before and after the reorganization, the reorganization was accounted for as a recapitalization. Accordingly, the consolidated financial statements of the Group have been prepared at historical cost, as if the reorganization had been in effect as of the beginning of the earliest period presented. The consolidated financial statements reflect the current group structure as if it had been in existence throughout the two-year period ended December 31, 2025, or since the incorporation/establishment of the relevant entities where applicable.

The shares of the Company began trading on the Nasdaq Capital Market on August 8, 2025, under the ticker symbol “EFTY”. The Company consummated its initial public offering of 1,400,000 Class A ordinary shares. As a result, the Company has raised aggregate gross proceeds of $5,600,000 in the initial public offering, before deducting underwriting discounts and other related expenses. The Group closed the sale of an additional 210,000 Class A ordinary shares. The underwriters’ full exercise of the over-allotment option resulted in the sale of 210,000 additional shares, contributing $840,000 in additional gross capital. As a result, the Group has raised aggregate gross proceeds of $6,440,000, including the previously announced IPO gross proceeds of $5,600,000, prior to deducting underwriting discounts and commissions and offering expenses payable by the Group.

On October 3, 2025, the U.S. Securities and Exchange Commission (the “SEC”) made an order suspending trading in the securities of Etoiles Capital Group Co., Ltd (the “Company”) for the period from 4:00 a.m. ET on October 6, 2025, through 11:59 p.m. ET on October 17, 2025 (the “Suspension Period”) because of potential manipulation in the securities of the Company effectuated through recommendations, made to investors by unknown persons via social media to purchase the securities of the Company, which appear to be designed to artificially inflate the price and volume of the securities of the Company.

In response to Nasdaq’s subsequent request for information relating to the SEC suspension and other related matters, the Company submitted a written response to Nasdaq on October 12, 2025.

On October 18, 2025, Nasdaq issued a public notice stating that trading in the Company’s securities will remain halted pending the receipt of additional information from the Company.

As of the date of this report, the Company has not received any further follow-up requests from Nasdaq and continues to closely monitor the situation. The Company remains fully committed to cooperating with Nasdaq, the SEC and all relevant regulatory authorities to address any outstanding matters in a transparent and timely manner.

The Company wishes to state clearly that it has not authorized, participated in, or been involved with any promotion or recommendation of its securities via social media or otherwise. The Company’s management and the board of directors take this matter very seriously. The Company is fully committed to cooperating with the SEC and all relevant regulatory authorities during the Suspension Period.

The Company further emphasizes that its daily operations and business activities remain normal and unaffected by the suspension of trading. The Company continues to carry out its business plans and serve its clients as usual.

The movement in the Company’s authorized share capital and the number of ordinary shares outstanding and issued in the Company are also detailed in the Note 10.